Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
Debt
Debt at December 31, 2011 and 2012 was as follows (in thousands):

			Weighted-Average Interest Rate at December 31, 2012 (a)
	December 31,
	2011	2012
Revolving credit facility	$—	$—	—%
$250.0 million of 6.45% Notes due 2014	249,844	249,905	6.3%
$250.0 million of 5.65% Notes due 2016	252,037	251,609	5.7%
$250.0 million of 6.40% Notes due 2018	263,477	261,411	5.3%
$550.0 million of 6.55% Notes due 2019	578,521	575,065	5.7%
$550.0 million of 4.25% Notes due 2021	558,932	558,088	4.0%
$250.0 million of 6.40% Notes due 2037	248,964	248,981	6.4%
$250.0 million of 4.20% Notes due 2042	—	248,349	4.2%
Total debt	$2,151,775	$2,393,408	5.3%

(a)
Weighted-average interest rate includes the impact of interest rate swaps, the amortization/accretion of discounts and premiums and the amortization/accretion of gains and losses realized on historical cash flow and fair value hedges (see Note 12—Derivative Financial Instruments for detailed information regarding fair value hedges and interest rate swaps).

The revolving credit facility and notes detailed in the table above are senior indebtedness.

The face value of our debt at December 31, 2011 and 2012 was $2.1 billion and $2.4 billion, respectively. The difference between the face value and carrying value of the debt outstanding is the unamortized portion of various fair value hedges and the unamortized discounts and premiums on debt issuances. Note discounts and premiums are being amortized or accreted to the applicable notes over the respective lives of the associated note. At December 31, 2012, maturities of our debt were as follows: $0 in 2013; $250.0 million in 2014; $0 in 2015; $250.0 million in 2016; $0 in 2017; and $1.9 billion thereafter.

2012 Debt Offering

In November 2012,we issued $250.0 million of 4.20% notes due December 1, 2042 in an underwritten public offering. The notes were issued for the discounted price of 99.3% of par. We have used or intend to use the net proceeds from this offering of approximately $245.8 million, after underwriting discounts and offering expenses, for general partnership purposes, including capital expenditures and investments in interest-bearing securities or accounts.

Other Debt

Revolving Credit Facility. The total borrowing capacity under our revolving credit facility, which matures in October 2016, is $800.0 million. Borrowings under the facility are unsecured and bear interest at LIBOR plus a spread ranging from 0.875% to 1.75% based on our credit ratings and amounts outstanding under the facility. Additionally, an unused commitment fee is assessed at a rate from 0.125% to 0.3%, depending on our credit ratings, which was 0.2% at December 31, 2012. Borrowings under this facility are used for general purposes, including capital expenditures. As of December 31, 2012, there were no borrowings outstanding under this facility with $5.6 million obligated for letters of credit. Amounts obligated for letters of credit are not reflected as debt on our consolidated balance sheets but decrease our borrowing capacity under the facility.

The revolving credit facility described above requires us to maintain a specified ratio of consolidated debt to EBITDA (as defined in the credit agreement) of no greater than 5.0 to 1.0. In addition, the revolving credit facility and the indentures under which our senior notes were issued contain covenants that limit our ability to, among other things, incur indebtedness secured by certain liens or encumber our assets, engage in certain sale-leaseback transactions and consolidate, merge or dispose of all or substantially all of our assets. The terms of our revolving credit facility exclude the financial impact of unrealized gains and losses of derivative agreements from the calculation of consolidated debt to EBITDA. We were in compliance with these covenants as of and during the year ended December 31, 2012.

During the years ending December 31, 2010, 2011 and 2012, total cash payments for interest on all indebtedness, excluding the impact of related interest rate swap agreements, were $101.3 million, $111.7 million and $123.3 million, respectively.